Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Detailed Information about Expenses by Nature

	2025
	Production costs (2)	Administrative expenses (3)	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	1,009	301	158		9	1,477
Fees and compensation for services	88	253	42		-	383
Other personnel expenses	265	33	13		3	314
Taxes, charges and contributions	136	11	981	(1)	-	1,128
Royalties, easements and fees	1,011	-	2		4	1,017
Insurance	70	3	4		-	77
Rental of real estate and equipment	214	1	15		-	230	(4)
Survey expenses	-	-	-		25	25
Depreciation of property, plant and equipment	2,708	46	103		-	2,857
Amortization of intangible assets	40	21	-		-	61
Depreciation of right-of-use assets	274	-	12		-	286
Industrial inputs, consumable materials and supplies	469	6	12		3	490
Operation services and other service contracts	168	14	61		13	256	(4)
Preservation, repair and maintenance	1,393	34	45		22	1,494	(4)
Unproductive exploratory drillings	-	-	-		32	32
Transportation, products and charges	503	-	463		-	966	(4)
Provision for doubtful receivables	-	21	54		-	75
Publicity and advertising expenses	-	62	40		-	102
Fuel, gas, energy and miscellaneous	158	24	83		5	270	(4)

	8,506	830	2,088		116	11,540

(1)	Includes 245 corresponding to export withholdings and 549 corresponding to turnover tax.
(2)	Includes 28 corresponding to research and development activities.
(3)
Includes 25 charged to the “Cash-settled share-based payments provision” account of the “Salaries and social security” line item in the statement of financial position, relating to the Value Generation Plan.

(4)	Includes 22 and 66 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.

	2024
	Production costs (2)	Administrative expenses (3)	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	1,066	321	149		14	1,550
Fees and compensation for services	71	257	46		-	374
Other personnel expenses	302	30	15		4	351
Taxes, charges and contributions	180	24	1,006	(1)	-	1,210
Royalties, easements and fees	1,133	-	2		2	1,137
Insurance	93	5	4		-	102
Rental of real estate and equipment	222	1	16		-	239	(4)
Survey expenses	-	-	-		36	36
Depreciation of property, plant and equipment	2,303	46	97		-	2,446
Amortization of intangible assets	28	14	1		-	43
Depreciation of right-of-use assets	258	-	12		-	270
Industrial inputs, consumable materials and supplies	528	4	10		3	545
Operation services and other service contracts	649	13	54		17	733	(4)
Preservation, repair and maintenance	1,706	38	42		20	1,806	(4)
Unproductive exploratory drillings	-	-	-		133	133
Transportation, products and charges	551	-	474		-	1,025	(4)
Provision for doubtful receivables	-	25	66		-	91
Publicity and advertising expenses	-	45	55		-	100
Fuel, gas, energy and miscellaneous	162	13	83		10	268	(4)

	9,252	836	2,132		239	12,459

(1)	Includes 237 corresponding to export withholdings and 594 corresponding to turnover tax.
(2)	Includes 40 corresponding to research and development activities.
(3)
Includes 33 charged to the “Cash-settled share-based payments provision” account of the “Salaries and social security” line item in the statement of financial position, relating to the Value Generation Plan.

(4)	Includes 43 and 92 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.

	2023
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	790	276	136		13	1,215
Fees and compensation for services	50	236	37		-	323
Other personnel expenses	232	26	13		1	272
Taxes, charges and contributions	130	24	765	(1)	-	919
Royalties, easements and fees	1,009	-	2		2	1,013
Insurance	81	3	3		-	87
Rental of real estate and equipment	179	1	16		-	196	(3)
Survey expenses	-	-	-		16	16
Depreciation of property, plant and equipment	2,886	43	87		-	3,016
Amortization of intangible assets	30	7	-		-	37
Depreciation of right-of-use assets	209	-	11		-	220
Industrial inputs, consumable materials and supplies	521	5	12		-	538
Operation services and other service contracts	535	10	59		6	610	(3)
Preservation, repair and maintenance	1,395	29	43		-	1,467	(3)
Unproductive exploratory drillings	-	-	-		21	21
Transportation, products and charges	521	-	491		-	1,012	(3)
Provision for doubtful receivables	-	-	18		-	18
Publicity and advertising expenses	-	36	56		-	92
Fuel, gas, energy and miscellaneous	135	9	55		2	201	(3)

	8,703	705	1,804		61	11,273

(1)	Includes 89 corresponding to export withholdings and 541 corresponding to turnover tax.
(2)	Includes 23 corresponding to research and development activities.
(3)	Includes 75 and 104 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.